Jay L. Swanson (612) 340-2763 FAX (612) 340-7800 swanson.jay@dorsey.com

December 9, 2015

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549

Re:	Heartland Financial USA, Inc. Registration Statement on Form S-4
Ladies and Gentlemen:

Accompanying this letter and filed electronically by EDGAR is a registration statement on Form S‑4 (the “Registration Statement”) relating to the issuance of shares of the Common Stock, $1.00 par value, and 7.0% Senior Non-Cumulative Perpetual Convertible Preferred Stock, Series D, of Heartland Financial USA, Inc., a publicly held Delaware corporation and bank holding company (the “Registrant”). These shares are being issued in connection with the merger (the “Merger”) of CIC Bancshares, Inc., a Colorado corporation and bank holding company (“Target”), with and into the Registrant.

We would appreciate your sending any correspondence relating to the Registration Statement to the undersigned by e-mail to swanson.jay@dorsey.com (or by facsimile to (612) 340‑7800)), with a copy to David L. Horstmann, Executive Vice President-Finance and Corporate Strategy of the Registrant, at dhorstmann@htlf.com (or by facsimile to (563) 589‑1951).

Please note that the Merger does not require a vote of shareholders of the Registrant. Please also note that the Registrant is a multi-bank holding company with 94 offices that had assets of $6.05 billion at December 31, 2014 and generated income from continuing operations, before income taxes, extraordinary items and cumulative effect of change in accounting principles, of $55.0 million for the year ended December 31, 2014. The Target is a one bank holding company operating from 14 offices with approximately $723 million of assets at December 31, 2014 and a loss from continuing operations, before income taxes, extraordinary items and cumulative effect of change in accounting principles, of $1.39 million for the year ended December 31, 2014. The purchase price in the Merger is expected to be approximately $83.5 million. Accordingly, under the significance tests of Rule 1‑02(w) of Regulation S‑X:

(1)	Investment/Registrant Assets = $83.5 million/$6.05 billion = 1.38%

(2)	Target Assets/Registrant Assets = $723 million/$6.05 billion = 11.95%

(3)	Target Operating Income/Registrant Operating Income = $1.39/$55.0 = 2.53%

Accordingly, the operations of the Target are insignificant under the tests applicable to the inclusion of financial information set forth in Rule 3‑05(b)(2) of Regulation S‑X (the Registration Statement is being filed because the Target has approximately 390 shareholders).

DORSEY & WHITNEY LLP . WWW.DORSEY.COM . T 612.340.2600 . F 612.340.2868
SUITE 1500 . 50 SOUTH SIXTH STREET . MINNEAPOLIS, MINNESOTA 55402-1498
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Securities and Exchange Commission December 9, 2015 Page 2

Financial statements and related information related to the Registrant, a Form S‑3 eligible, accelerated filer that is current in its reports, is incorporated by reference into the registration statement in accordance with Items 10 and 11 of Form S‑4. In accordance with Item 17(b)(7)(ii) of Form S‑4, and because the shareholders of the Registrant are not voting in connection with the Merger and the Target is not significant above the 20% level, financial statements of the Target are omitted. Further, in accordance with the Commission’s Telephone Interpretations under Regulation M‑A, and particularly the answer to question 2 of Section H of those interpretations, information relating to the Target that would be required under Items 301, 302, 303, 304(b) and 305 of Regulation S‑K is also omitted.

Please let us know whether the Registration Statement will be subject to review at your earliest convenience.

Very truly yours,

/s/ Jay L. Swanson
Jay L. Swanson

JS:jz
cc: Mr. David L. Horstmann

DORSEY & WHITNEY LLP . WWW.DORSEY.COM . T 612.340.2600 . F 612.340.2868
SUITE 1500 . 50 SOUTH SIXTH STREET . MINNEAPOLIS, MINNESOTA 55402-1498
USA CANADA EUROPE ASIA